Shareholder Report, Holdings (Details) - C000204524	Aug. 31, 2024
PayPal Holdings8148168
Holdings [Line Items]
Percent of Total Investments	4.10%
Catalent8148123
Holdings [Line Items]
Percent of Total Investments	4.00%
Lamb Weston Holdings8148159
Holdings [Line Items]
Percent of Total Investments	4.00%
General Dynamics8148138
Holdings [Line Items]
Percent of Total Investments	4.00%
Elevance Health8148129
Holdings [Line Items]
Percent of Total Investments	4.00%
Molson Coors Beverage8148162
Holdings [Line Items]
Percent of Total Investments	4.00%
Hologic8148146
Holdings [Line Items]
Percent of Total Investments	4.00%
Humana8148148
Holdings [Line Items]
Percent of Total Investments	4.00%
Vertex Pharmaceuticals8148179
Holdings [Line Items]
Percent of Total Investments	4.00%
GE HealthCare Technologies8148137
Holdings [Line Items]
Percent of Total Investments	4.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	39.90%